Cover	Jun. 02, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 02, 2023
Entity Registrant Name	Everest Reinsurance Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-14527
Entity Tax Identification Number	22-3263609
Entity Address, Address Line One	100 Everest Way
Entity Address, City or Town	Warren
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07059
City Area Code	908
Local Phone Number	604-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000914748